Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2024
Entity Registrant Name	dei_EntityRegistrantName	Northern Lights Fund Trust III
Entity Central Index Key	dei_EntityCentralIndexKey	0001537140
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	nlft
Document Creation Date	dei_DocumentCreationDate	Dec. 02, 2024
Document Effective Date	dei_DocumentEffectiveDate	Dec. 02, 2024
Prospectus Date	rr_ProspectusDate	Nov. 01, 2024
Swan Defined Risk Foreign Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The numbers reflected herein include the caps through the expiration date of the current expense limitation agreement, November 1, 2025, and not thereafter.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Swan Defined Risk Foreign Fund

Class A Shares SDJAX

Class C Shares SDJCX

Class I Shares SDJIX

(the “Fund”)

a series of Northern Lights Fund Trust III

Supplement dated December 3, 2024 to

the Prospectus dated November 1, 2024

This Supplement provides new and additional information beyond that contained in the Prospectus and supersedes any information to the contrary in the Prospectus.

Effective immediately, the Fee Example on page 12 of the current Prospectus and page 2 of the Summary Prospectus is replaced with the following:

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The numbers reflected herein include the caps through the expiration date of the current expense limitation agreement, November 1, 2025, and not thereafter.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.

The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
A	$738	$1,194	$1,676	$2,998
C	$274	$906	$1,564	$3,324
I	$174	$606	$1,064	$2,333

_______________________________

You should read this Supplement in conjunction with the Fund’s Prospectus and Statement of Additional Information dated November 1, 2024. This document provides information that you should know about the Funds before investing and has been filed with the Securities and Exchange Commission. This document is available upon request and without charge by calling the Funds toll-free at 1-877-896-2590.

Please retain this Supplement for future reference.

Swan Defined Risk Foreign Fund | Swan Defined Risk Foreign Fund Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SDJAX
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 738
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,194
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,676
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,998
Swan Defined Risk Foreign Fund | Swan Defined Risk Foreign Fund Class C Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SDJCX
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 274
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	906
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,564
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,324
Swan Defined Risk Foreign Fund | Swan Defined Risk Foreign Fund Class I Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SDJIX
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 174
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	606
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,064
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,333